Common Stock, Stock Option Plans and Stock Compensation Agreements	12 Months Ended
Dec. 29, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Common Stock, Stock Option Plans and Stock Compensation Agreements
Common Stock, Stock Option Plans and Stock Compensation Agreements
At December 29, 2013, the Company had 3 stock-based compensation plans. The shares outstanding are for contracts under the Company's 2000 Stock Option Plan, the 2005 Long-Term Incentive Plan and the 2012 Long-Term Incentive Plan. The 2005 Long-Term Incentive Plan expired April 26, 2012. All options and restricted shares granted subsequent to that date were under the 2012 Long-Term Incentive Plan. Under the 2012 Long-Term Incentive Plan, the Company may issue up to 650 million shares of common stock, plus any shares canceled, expired, forfeited, or not issued from the 2005 Long-Term Incentive Plan subsequent to April 26, 2012. Shares available for future grants under the 2012 Long-Term Incentive Plan were 583 million at the end of 2013.
The compensation cost that has been charged against income for these plans was $728 million, $662 million and $621 million for 2013, 2012 and 2011, respectively. The total income tax benefit recognized in the income statement for share-based compensation costs was $243 million, $220 million and $207 million for 2013, 2012 and 2011, respectively. The total unrecognized compensation cost was $636 million, $565 million and $562 million for 2013, 2012 and 2011, respectively. The weighted average period for this cost to be recognized was 1.26 years, 1.02 years and 0.97 years for 2013, 2012, and 2011, respectively. Share-based compensation costs capitalized as part of inventory were insignificant in all periods.
The Company settles employee benefit equity issuances with treasury shares. Previously, treasury shares were replenished throughout the year for the number of shares used to settle employee benefit equity issuances. However, pursuant to the accelerated stock repurchase agreements in connection with the acquisition of Synthes, Inc., the Company did not make any purchases of common stock on the open market during the fiscal first and second quarters of 2013. Upon settlement of the accelerated stock repurchase agreements in the fiscal third quarter of 2013, the Company resumed common stock purchases.
Stock Options
Stock options expire 10 years from the date of grant and vest over service periods that range from 6 months to 4 years. All options are granted at the average of the high and low prices of the Company’s Common Stock on the New York Stock Exchange on the date of grant.
The fair value of each option award was estimated on the date of grant using the Black-Scholes option valuation model that uses the assumptions noted in the following table. Expected volatility represents a blended rate of 4-year daily historical average volatility rate, and a 5-week average implied volatility rate based on at-the-money traded Johnson & Johnson options with a life of 2 years. Historical data is used to determine the expected life of the option. The risk-free rate was based on the U.S. Treasury yield curve in effect at the time of grant.

The average fair value of options granted was $4.88, $6.39 and $7.47, in 2013, 2012 and 2011, respectively. The fair value was estimated based on the weighted average assumptions of:

	2013	2012	2011
Risk-free rate	1.01%	1.06%	2.41%
Expected volatility	14.04%	18.38%	18.20%
Expected life (in years)	6.0	6.0	6.0
Dividend yield	3.40%	3.60%	3.60%

A summary of option activity under the Plan as of December 29, 2013, December 30, 2012 and January 1, 2012, and changes during the years ending on those dates is presented below:

(Shares in Thousands)	Outstanding Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (Dollars in Millions)
Shares at January 2, 2011	193,690	$59.68	$648
Options granted	9,530	62.21
Options exercised	(20,160)	56.65
Options canceled/forfeited	(3,601)	62.38
Shares at January 1, 2012	179,459	60.10	1,004
Options granted	8,661	65.36
Options exercised	(49,388)	56.73
Options canceled/forfeited	(4,381)	62.97
Shares at December 30, 2012	134,351	61.58	1,061
Options granted	29,010	72.54
Options exercised	(41,357)	59.99
Options canceled/forfeited	(2,448)	65.89
Shares at December 29, 2013	119,556	$64.70	$3,306

The total intrinsic value of options exercised was $941 million, $547 million and $167 million in 2013, 2012 and 2011, respectively.

The following table summarizes stock options outstanding and exercisable at December 29, 2013:

(Shares in Thousands)	Outstanding			Exercisable
Exercise Price Range	Options	Average Life(1)	Average Exercise Price	Options	Average Exercise Price
$52.13-$53.93	4,175	0.1	$53.92	4,175	$53.92
$54.89-$58.33	11,539	5.1	$58.33	11,539	$58.33
$58.34-$62.20	30,119	4.1	$60.65	22,122	$60.10
$62.62-$65.62	29,818	5.3	$64.62	21,438	$64.42
$65.80-$72.54	43,905	6.1	$70.23	15,936	$66.19
	119,556	5.1	$64.70	75,210	$62.01

(1) Average contractual life remaining in years.
Stock options exercisable at December 30, 2012 and January 1, 2012 were 104,860 at an average price of $61.15 and an average life of 4.3 years and 138,126 at an average price of $59.94 and an average life of 4.2 years, respectively.
Restricted Share Units and Performance Share Units
The Company grants restricted share units which vest over service periods that range from 6 months to 3 years. The Company also grants performance share units, which are paid in shares of Johnson & Johnson Common Stock after the end of a three-year performance period. Whether any performance share units vest, and the amount that does vest, is tied to the completion of service periods that range from 6 months to 3 years and the achievement, over a three-year period, of three equally-weighted goals that directly align with or help drive long-term total shareholder return: sales, adjusted operational earnings per share, and relative total shareholder return. The number of shares actually earned at the end of the three-year period will vary, based only on actual performance, from 0% to 200% of the target number of performance share units granted.

A summary of the restricted share units and performance share units activity under the Plans as of December 29, 2013 is presented below:

(Shares in Thousands)	Outstanding Restricted Share Units	Outstanding Performance Share Units
Shares at January 2, 2011	29,734
Granted	11,478
Issued	(8,300)
Canceled/forfeited	(1,886)
Shares at January 1, 2012	31,026
Granted	12,197	327
Issued	(9,278)	—
Canceled/forfeited	(2,111)	(42)
Shares at December 30, 2012	31,834	285
Granted	10,582	1,290
Issued	(10,078)	—
Canceled/forfeited	(1,721)	(40)
Shares at December 29, 2013	30,617	1,535

The average fair value of the restricted share units granted was $65.90, $58.93 and $55.90 in 2013, 2012 and 2011, respectively, using the fair market value at the date of grant. The fair value of restricted share units was discounted for dividends, which are not paid on the restricted share units during the vesting period. The fair value of restricted share units settled was $569.2 million, $483.2 million and $458.9 million in 2013, 2012 and 2011, respectively.
The weighted average fair value of the performance share units granted was $73.42 and $55.01 in 2013 and 2012, calculated using the weighted average fair market value for each of the three component goals at the date of grant.
The fair values for the sales and earnings per share goals of each performance share unit were estimated on the date of grant using the fair market value of the shares at the time of the award discounted for dividends, which are not paid on the performance share units during the vesting period.  The fair value for the relative total shareholder return goal of each performance share unit was estimated on the date of grant using the Monte Carlo valuation model. No performance share units vested in 2013 and 2012.